Income Taxes - Additional Information (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
Operating loss carryforwards		¥ 88,917,006				$ 13,627,127
Withholding income tax on dividends distributed to holding company outside of China		10.00%	10.00%
PRC withholding tax liability accrued		¥ 43,191,602		¥ 43,191,602		6,619,402
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date		2021	2021
Latest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date		2025	2025
Shanghai Evergreen Technology Co., Ltd.
Income Taxes [Line Items]
Preferential income tax rate		15.00%	15.00%
Shanghai Evergreen Technology Co., Ltd. | Earliest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2017	2017
Shanghai Evergreen Technology Co., Ltd. | Latest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2019	2019
Inland Revenue, Hong Kong | GreenTree Hotels (Hong Kong), Limited.
Income Taxes [Line Items]
Statutory tax rate		16.50%	16.50%	16.50%	16.50%
PRC Subsidiaries
Income Taxes [Line Items]
Undistributed earnings of Groups PRC subsidiaries		¥ 698,717,403				107,083,127
Uncertain tax positions		290,679,902				44,548,644
Interest expense		18,462,564	$ 2,829,512
Accumulated interest expense		87,764,535		¥ 69,301,971		$ 13,450,503
Accumulated tax penalty recorded		¥ 0		¥ 0